Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of information by segment
	For the year ended December 31, 2020
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$6,528,080	$3,099,725	$106,695	$-	$9,734,500
Cost of goods sold	4,429,869	4,136,657	10,611	-	8,577,137
Gross profit	2,098,211	(1,036,932)	96,084	-	1,157,363
Interest expense and charges	672,779	735,683	136,053	-	1,544,515
Depreciation and amortization	164,538	1,993,462	4,110	-	2,162,110
Capital expenditures	6,900	242,593	-	-	249,493
Income tax expenses	569,974	-	-	-	569,974
Segment loss	(559,625)	(12,082,530)	(258,453)	-	(12,900,608)
Segment assets	$16,389,063	$41,233,143	$347,917	$3,950	$57,974,073

	For the year ended December 31, 2019
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,049,051	$15,323,690	$178,986	$-	$29,551,727
Cost of goods sold	9,420,539	12,730,843	39,775	-	22,191,157
Gross profit	4,628,512	2,592,847	139,211	-	7,360,570
Interest expense and charges	633,483	562,971	52,922	4,480	1,253,855
Depreciation and amortization	175,142	1,972,980	8,697	-	2,156,819
Capital expenditures	452,327	983,725	18,923	-	1,454,975
Income tax expenses	389,874	617,031	-	-	1,006,905
Segment loss	(2,982,674)	(7,956,271)	(304,433)	(1,052,740)	(12,296,118)
Segment assets	$19,150,283	$51,280,425	$356,424	$8,111	$70,795,244
	For the year ended December 31, 2018
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$9,178,331	$18,805,539	$720,191	$590,808	$29,294,869
Cost of goods sold	2,951,851	11,600,016	537,076	180,505	15,269,448
Gross profit	6,226,480	7,205,523	183,115	410,303	14,025,421
Interest expense and charges	480,676	585,242	473	3,367	1,069,758
Depreciation and amortization	86,005	1,508,016	13,420	-	1,607,441
Capital expenditures	235,417	9,034,223	-	-	9,269,640
Income tax expenses	(243,698)	1,283,697	1,675	800	1,042,474
Segment profit (loss)	772,928	3,613,721	(68,077)	(1,665,184)	2,653,388
Segment assets as of December 31, 2018	$21,607,155	$58,775,391	$716,909	$905,465	$82,004,922